Income Taxes (Details Textual) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended						36 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 USD ($)
Income Tax Holiday [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Increase in net loss	¥ 8,270	$ 1,277
Basic and diluted loss per share | ¥ / shares	¥ 0
Income tax recoverable			¥ 49,384
Cumulative Adjustments To Tax Payable			34,352
Tax loss carryforwards	¥ 5,190,539							¥ 5,190,539		$ 801,281
Tax loss carryforward in 2016	550,004							550,004
Tax loss carryforward in 2017	1,547,167							1,547,167
Tax loss carryforward in 2018	1,206,489							1,206,489
Tax loss carryforward in 2019	637,990							637,990
Tax loss carryforward in 2020	1,248,889							1,248,889
Deferred Tax Assets, Net of Valuation Allowance, Total	2,720		710,999					2,720		420
Deferred Income Tax Assets, Net			665,644
Deferred Tax Assets Tax Deferred Expense Reserves And Accruals Provision For Inventory Purchase Commitment	211,437		199,782					211,437		32,640
Deferred Tax Assets, Property, Plant and Equipment			428,790
German Subsidiary [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Liabilities, Net	¥ 4,093							4,093		632
Fine Silicon [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Assets, Net			¥ 291,829
PRC [Member]
Income Tax Holiday [Line Items]
Income tax rate (as a percent)						25.00%
Withholding income tax rate for dividends distributed (as a percent)	10.00%	10.00%
Deferred income tax liability for the undistributed earnings	¥ 28,323							28,323		4,372
Undistributed earnings of foreign subsidiaries	¥ 283,228							¥ 283,228		$ 43,723
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100	$ 17
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC [Member] | Tianwei Yingli [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)				15.00%	15.00%
PRC [Member] | Tianwei Yingli [Member] | Subsequent Event [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)							15.00%
PRC [Member] | Yingli China [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)									15.00%
PRC [Member] | Yingli China [Member] | Subsequent Event [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)							15.00%
PRC [Member] | Yingli Tianjin, Yingli Lixian and Yingli Hengshui [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)								15.00%
PRC [Member] | Yingli Hainan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)								12.50%
GERMANY
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)	26.375%	26.375%
Corporation income tax rate (as a percent)	15.00%							15.00%		15.00%
Solidarity surcharge on corporation income taxes (as a percent)	5.50%							5.50%		5.50%
GERMANY | Yingli South East Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)	12.775%							12.775%		12.775%
Aggregate statutory income tax rate (as a percent)	28.60%							28.60%		28.60%
GERMANY | Yingli Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)	17.15%							17.15%		17.15%
Aggregate statutory income tax rate (as a percent)	32.975%							32.975%		32.975%
UNITED STATES
Income Tax Holiday [Line Items]
Aggregate statutory income tax rate (as a percent)	38.40%							38.40%		38.40%
Federal corporation tax rate (as a percent)	34.00%	34.00%
State corporation tax rate (as a percent)	6.60%	6.60%